Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of detailed information about payables and accrued liabilities

	December 31,
	2025	2024
	$	$
Trade accounts payable	745	2,407
Accrued research and development costs	59	1,344
Accrued employee benefits	471	607
Payroll tax and other statutory liabilities	(13)	25
Other accrued liabilities	621	347
	1,883	4,730